Inventories (Details) - Schedule of inventories - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Inventory [Line Items]
Raw materials	$ 4,298,235	$ 2,173,972
Work in process	642,235	827,996
Finished goods	1,300,383	948,038
Inventory valuation allowance	(13,397)	(47,939)
Total	$ 6,227,456	$ 3,902,067